THE ALGER RETIREMENT FUND
                       MEETING THE CHALLENGE OF INVESTING

                                  Alger Growth
                              Retirement Portfolio

                                 Alger Small Cap
                              Retirement Portfolio

                               Alger MidCap Growth
                              Retirement Portfolio

                           Alger Capital Appreciation
                              Retirement Portfolio

                                  ANNUAL REPORT

                                October 31, 1997

Fellow Shareholders:                                           December 3 , 1997

A YEAR-TO-DATE REVIEW

While the fiscal year ended October 31, 1997 resulted in strong performance returns for all of the major stock market indices, the road was not a smooth one. Thus far, the calendar year can be divided into two parts. The first part took place from January all the way through the 27th of October. This period was generally very positive for the market, but was punctuated by several sharp downward corrections (e.g., March--April and August--September). The main focus of investors during this period was the same as it had been since March of 1996--whether or not the Fed would raise rates. Against this background, it is important to understand that most economists have consistently misunderstood the nature of the market and the economy. While it is true that the economy was strong for the first three quarters of 1997, dropping the unemployment rate to a twenty-four year low of 4.7%, there was no resulting increase in inflation as most observers had been expecting. In fact, inflation dropped throughout the year until it finally attained a level which is the lowest in thirty-two years. The broadest measure of this low inflation is the implicit price deflator, which fell to a 1.4% annual rate in the third quarter. This occurred despite a 4.9% increase in GDP in the first quarter, a 3.3% increase in the second quarter and a 3.3% (revised) increase in the third quarter.

Because of the concern about a possible build-up in inflationary pressures, investors and economists have been primarily concerned with the level of economic activity. As recently as October 8th, for example, the market was still focusing on excess strength in the economy. That day, comments from Alan Greenspan hit both the stock and bond markets hard. In his comments, Greenspan rebutted the developing theory that there was a new economic paradigm which allowed for rapid economic expansion without inflation due to improved productivity. On that day, just over two months ago, the long-bond traded at 6.37% in response to his comments. A week later, the PPI, which had been negative for six months, shot up .5% in September, further aggravating the situation.

As it had for eighteen months, Wall Street was nervously awaiting the Federal Open-Market Committee meeting in November and many expected a rate increase. Then, on October 27th, the market underwent a gigantic change with the Dow falling 554 points to 7161, the largest point drop in the history of the market. This drop was occasioned by a collapse of the Hong Kong market which in turn had been precipitated by weaknesses in currency markets of other Asian countries. By November 19th, the stock market had recovered most of its loss and closed at 7725, higher than its close of October 24th, the Friday before the big slide. Recently the Dow re-penetrated 8000. It is fair to say, however, that most of the rebound has been dominated by blue-chip stocks and utilities, which has caused the S&P 500 to outdistance other market indices as well as growth stocks in general. The fabric of the market is now very different than it was prior to the events of late October. The differences are as follows:

1. It seems fairly obvious that the Federal Reserve will not raise rates. It declined to do so in November, and most probably will refrain from doing so in the near future. This is because turmoil in the currency markets, especially in Asia, has taken center stage. Consequently, raising rates would exacerbate the trade imbalance by leading to a stronger dollar and further hurt weak Asian countries.

2. There is a rapidly emerging viewpoint that the problem with the economy is not potential inflation, but potential deflation. This is a result of pressures brought to bear on the American economy by the stronger dollar, as well as weakness in Asian economies forcing them into competitive exporting.

     The other side of the coin is, of course, that our own exports will doubtlessly suffer. To put things in perspective, exports from the United States account for 11% of our GDP, with 2% aimed at the affected countries of Japan, Korea, Malaysia, Thailand, Philippines and Indonesia. Presumably, our exports to these countries could fall as much as 20% which would mean a reduction in GDP of 1/2 of 1%. Obviously, this is a very crude number, but it gives an indication of the effect.

3. The debt market has reacted to the turmoil in Asia, creating an offsetting impulse in the market. The long-bond has now fallen to a yield of 6.01%, down from 6.91% six months ago. This has caused a considerable flattening of the yield curve. Ninety-day T-bills are actually higher than they were six months ago and are trading at 5.24%, or only 77 basis points lower than the long-bond. This flattening of the yield curve suggests that three things can happen:

     1) The price on the long-bond will drop to reassert a more normal relationship.

     2) The Fed will lower interest rates to avert an economic slowdown.

     3) The economy will probably slow, causing the entire structure of the yield curve to fall, ultimately leading the Fed to lower interest rates, perhaps after the yield curve inverts.

        I believe that given the possibility of a slowing economy, number one is unlikely, number two is remote at present, and number three is quite likely, perhaps in 1998.

4. In terms of valuation, the increase in the bond market has made stocks much more attractive. Presently, the earnings yield on the S&P 500 is 80% of the yield on the long-bond, which is higher than the fifteen year average. On our short-term model, the Dow is fully valued but not over valued. On balance, I would say valuation looks good. One possibility is that p/e ratios will get to 20 times 1998 EPS next year, driven by low inflation and low interest rates. As our bottom-up forecast of Dow earnings is $486 per share, this suggests a Dow of 9720. Let's all hope! Furthermore, while growth stocks have rallied somewhat this year, at 1.4 times the market multiple they are still at historically low p/e levels. This is a function of the significant drop in interest rates. Since quality growth stocks have typically traded at 1.5 to 2 times the market multiple, we believe that there is considerable room for further multiple expansion in the months ahead.

PORTFOLIO  MATTERS

ALGER SMALL CAP RETIREMENT PORTFOLIO

The  Portfolio's  total return for the year was 19.00% versus a return of 21.17% for the Russell 2000 Growth Index.  The  Portfolio's  return  slightly lagged that of the comparative index due in large part to its relative underweighting throughout the year in a few select industries, including financial services and retail. While financial and retail companies did not, in our opinion, offer the most exciting growth opportunities in 1997, stocks in these industries, particularly those with predominantely U.S. exposure, held up very well during what has been an extremely turbulent small cap market. Additionally, while our comparative index includes growth stocks, the growth stocks which we typically hold in the Portfolio tend to be faster growing and, as a result, are more volatile during periods of economic uncertainty. For most of 1997, investors have been primarily concerned that the economy was growing too quickly, unemployment levels were too low, and inflation was just around the corner. It was presumed that these concerns would lead to a series of increases in Federal Reserve driven rates. In general, when the market is apprehensive about the economic future, it is not willing to pay high p/e multiples for small cap growth stocks. As a consequence, very fast growing small cap companies experienced a severe multiple compression. This is evidenced in the Small Cap Retirement Portfolio, which at October 31 had a p/e multiple of only 27.9 despite a 1 year estimated EPS growth rate of 45%. The result is that we are entering fiscal year 1998 with very attractive valuations relative to the broad market.

ALGER GROWTH RETIREMENT PORTFOLIO

For the year ended October 31, 1997, the Alger Growth Retirement Portfolio's total return was 28.84% compared to 32.11% for the S&P 500. As stated previously, for most of 1997 the worries impacting both the bond and stock markets have been that the economy was growing too quickly, unemployment levels were too low, and inflation was just around the corner. While the level of economic activity in 1997 has been stronger than we anticipated, inflation continues to be moderate to non-existent. However, the economic uncertainty which prevailed throughout most of the year resulted in defensive positioning of investors. As a result, there was a "flight to quality" with investors favoring blue-chip type stocks with predictable earnings over traditional growth stocks with more explosive earnings potential. Stocks of companies which are expected to increase their earnings at a faster rate, which are the types of stocks in which this Portfolio typically invests, did not fare as well.

ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO

For the year ended October 31, 1997, the Alger MidCap Growth Retirement Portfolio's total return was 28.58% compared to 32.67% for the S&P MidCap 400 Index. Many of the same factors which affected the Small Cap Retirement and Growth Retirement Portfolios were in evidence for the MidCap Growth Retirement Portfolio. Most notable, in addition to the general underperformance of the growth style relative to the major averages, was the Portfolio's relative underweighting in the financial service and retail industries. While the relative performance was disappointing, the Portfolio is currently well diversified and boasts very attractive valuations relative to the market based on 1998 estimates.

ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO

For the year ended October 31, 1997, the Alger Capital Appreciation Retirement Portfolio's total return was 26.07%, compared to 32.11% for the S&P 500. The shortfall relative the S&P 500 is mainly stylistic in nature. This Portfolio employs an "allcap" (small, medium and large capitalizations) portfolio management strategy. Exposure to small cap growth stocks in the first half of the year negatively impacted the Portfolio's return relative to the larger averages, specifically the S&P 500. Additionally, as was the case with the other Portfolios, the past year proved difficult for traditional growth stocks in general. Given the possibility of a slowing economy and low inflation in the coming year, we expect that growth stocks, which are currently selling at low multiples, should do very well.

LOOKING AHEAD

How can we summarize? I believe that the problems in southeast Asia have a deflationary component and will result in some slowing of our economy over the next few years. On the other hand, I believe our economy seems to be in sufficiently good shape due to low unemployment levels and high productivity to withstand some slowing. I believe the fourth quarter will be slower than the third, with growth of possibly 2.5%. Evidence that the economy is starting to slow is beginning to appear. The most obvious data point is the National Association of Purchasing Managers Index released several days ago. It fell to
54.4 in November from 56 in October. While this is still positive, it is well below July's peak of 58.6. Auto sales have also been slow and retail sales are not that robust, dropping 1.8% in the first week of November. However, those who are predicting a dire slowdown may be sorely disappointed. The lower interest rates are spurring real estate activity, leading housing starts to an eight month high in October. Consumer confidence also remains strong despite the problems in Asia. This is hardly surprising since most Americans have a very localized view of the world and probably will not be concerned about Asia until they see some actual effects on their own economic conditions.

This, plus the low inflation should keep the Federal Reserve from raising rates for some time. Moreover, an overall pattern of lower interest rates could result by year-end. I believe there is a strong chance that the yield on the long-bond will fall below 6% by year-end. Because of the slowing economy, I believe earnings will increase next year, but modestly. P/E ratios, however, could reach very high levels because of the lack of inflation and lower interest rates. Thus, I am still bullish on stocks, especially domestic growth stocks.

                    Respectfully submitted,
                    \s\ David D. Alger
                    ------------------
                    David D. Alger
                    President

--------------------------------------------------------------------------------
ALGER GROWTH RETIREMENT PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

The Alger Growth Retirement Portfolio invests in companies which generally have broader product lines, markets, financial resources and depth of management than smaller, newer companies.

--------------------------------------------------------------------------------
$10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION NOVEMBER 8, 1993
--------------------------------------------------------------------------------

[CHART]

[The following table represents a graph in the printed piece]

                  Alger
                  Growth
                  Retirement     S&P 500

11/8/93           10000          10000
10/31/94          10380          10410
10/31/95          14231          13162
10/31/96          15396          16333
10/31/97          19836          21579


ENDING VALUE
ALGER GROWTH RETIREMENT:
$19,836

ENDING VALUE
S&P 500 INDEX:
$21,579

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Growth Retirement Portfolio and the S&P 500 Index on November 8, 1993, the inception date of the Alger Growth Retirement Portfolio. The figures for both the Alger Growth Retirement Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.

--------------------------------------------------------------------------------
PERFORMANCE COMPARISON THROUGH OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                 AVERAGE ANNUAL RETURN
                                                    SINCE INCEPTION
                                 1 YEAR                 11/8/93
                                 -------------------------------------
     ALGER GROWTH
     RETIREMENT PORTFOLIO        28.84%                  18.77%

     S&P 500 INDEX               32.11%                  21.31%
                                 -------------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS

October 31, 1997

 SHARES     COMMON STOCKS--90.1%                                       VALUE
 ------                                                                -----
            AEROSPACE--4.1%
   5,000    AMR Corp.* ..........................................   $   582,190
   5,300    Gulfstream Aerospace Corp.* .........................       153,700
   3,500    Sundstrand Corp. ....................................       190,313
                                                                    -----------
                                                                        926,203
                                                                    -----------
            APPAREL--.7%
   4,100    Tommy Hilfiger Corporation* .........................       162,207
                                                                    -----------
            APPLIANCES & TOOLS--3.2%
  16,400    Sunbeam Corp. .......................................       743,132
                                                                    -----------
            BIO-TECHNOLOGY--.6%
   5,000    BioChem Pharma Inc.* ................................       125,315
                                                                    -----------
            BROADCASTING--2.4%
  21,100    Westinghouse Electric Corp. .........................       557,842
                                                                    -----------
            CHEMICALS--.6%
   2,300    Du Pont E.I. De Nemours & Co. .......................       130,812
                                                                    -----------
            COMMUNICATIONS--2.7%
   3,600    America Online Inc.* ................................       277,200
  10,300    WorldCom Inc.* ......................................       346,338
                                                                    -----------
                                                                        623,538
                                                                    -----------
            COMMUNICATION EQUIPMENT--6.3%
   9,300    Bay Networks Inc.* ..................................       294,113
   4,500    CIENA Corporation* ..................................       247,500
   8,300    Cisco Systems, Inc.* ................................       680,857
   4,300    Tellabs, Inc.* ......................................       232,200
                                                                    -----------
                                                                      1,454,670
                                                                    -----------
            COMPUTER RELATED & BUSINESS EQUIPMENT--5.0%
   9,700    Compaq Computer Corporation* ........................       618,375
   4,700    Electronics For Imaging Inc.* .......................       219,725
   3,100    International Business Machines Corp. ...............       303,995
                                                                    -----------
                                                                      1,142,095
                                                                    -----------
            COMPUTER SOFTWARE--5.4%
   5,700    HBO & Company .......................................       247,950
   3,400    Microsoft Corporation* ..............................       442,000
   9,400    Oracle Corp.* .......................................       336,341
   4,700    Parametric Technology Corporation* ..................       207,388
                                                                    -----------
                                                                      1,233,679
                                                                    -----------
            CONGLOMERATE--3.0%
   1,400    General Electric Co. ................................        90,388
  16,086    Tyco International Ltd. .............................       607,247
                                                                    -----------
                                                                        697,635
                                                                    -----------
            CONSUMER PRODUCTS--2.2%
  13,900    CUC International Inc.* .............................       410,050
   3,000    Fortune Brands Inc. .................................        99,189
                                                                    -----------
                                                                        509,239
                                                                    -----------
            ENERGY & ENERGY SERVICES--4.3%
   6,100    Diamond Offshore Drilling Inc. ......................       379,725
   5,000    Nabors Industries Inc.* .............................       205,625
   4,500    Schlumberger Ltd. ...................................       393,750
                                                                    -----------
                                                                        979,100
                                                                    -----------
            FINANCIAL SERVICES--10.2%
   4,498    Banc One Corp. ......................................       234,458
   6,200    Bank of New York Inc. ...............................       291,791
   1,300    Citicorp ............................................       162,582
   6,800    Federal Home Loan Mortgage Corporation ..............       257,550
   3,400    First Union Corp. ...................................       166,814
   1,000    Household International Inc. ........................       113,250
  10,300    Money Store Inc. (The) ..............................       292,263
   9,225    Morgan Stanley, Dean Witter, Discover & Co. .........       452,025
   2,500    Paine Webber Group Inc. .............................       110,470
   7,350    Schwab (Charles) Corporation (The) ..................       250,819
                                                                    -----------
                                                                      2,332,022
                                                                    -----------
            FOODS & BEVERAGES--.8%
   5,100    PepsiCo., Inc. ......................................       187,745
                                                                    -----------
            HEALTH CARE--2.0%
   3,900    Guidant Corp. .......................................       224,250
   1,200    McKesson Corp. ......................................       128,776
   4,000    Omnicare, Inc. ......................................       111,252
                                                                    -----------
                                                                        464,278
                                                                    -----------
            INSURANCE--3.0%
   3,650    American International Group, Inc. ..................       372,530
   5,200    MGIC Investment Corp. ...............................       313,628
                                                                    -----------
                                                                        686,158
                                                                    -----------
            LEISURE & ENTERTAINMENT--4.0%
  10,100    Carnival Corporation Cl. A ..........................       489,850
  13.700    International Game Technology .......................       350,213
   2,900    Mirage Resorts, Incorporated* .......................        72,500
                                                                    -----------
                                                                        912,563
                                                                    -----------
            MEDICAL SERVICES--2.2%
   2,000    AmeriSource Health Corp Cl. A* ......................       118,750
   3,700    Cardinal Health, Inc. ...............................       274,725
   5,000    PhyCor, Inc.* .......................................       115,315
                                                                    -----------
                                                                        508,790
                                                                    -----------
            PHARMACEUTICALS--9.9%
   6,500    Bristol Myers Squibb Co. ............................       570,375
   6,000    Eli Lilly & Company .................................       401,250
   2,400    Merck & Co., Inc. ...................................       214,200
   2,300    Pfizer Inc. .........................................       162,725
   9,700    Schering-Plough Corporation .........................       543,811
   2,400    Warner-Lambert Co. ..................................       343,651
                                                                    -----------
                                                                      2,236,012
                                                                    -----------
            POLLUTION CONTROL--1.3%
   8,100    USA Waste Services, Inc.* ...........................       299,700
                                                                    -----------
            REAL ESTATE--.5%
   2,000    Starwood Lodging Trust ..............................       119,626
                                                                    -----------
            RETAILING--6.4%
   7,400    General Nutrition Companies, Inc.* ..................       233,100
  10,950    Home Depot, Inc. ....................................       609,094
   4,400    Staples Inc.* .......................................       115,500
  14,700    WaI-Mart Stores Inc. ................................       516,338
                                                                    -----------
                                                                      1,474,032
                                                                    -----------
            SEMICONDUCTORS--6.7%
   2,000    Adaptec, Inc.* ......................................        96,876
   9,600    Altera Corporation* .................................       426,000
   9,600    Linear Technology Corporation .......................       603,600
   3,100    Maxim Integrated Products, Inc.* ....................       205,375
   2,000    Texas Instruments, Incorporated .....................       213,376
                                                                    -----------
                                                                      1,545,227
                                                                    -----------

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

October 31, 1997

 SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
 ------                                                                -----
            SEMICONDUCTOR CAPITAL EQUIPMENT--.8%
   3,200    Applied Materials Inc.* .............................   $   106,800
   2,200    Teradyne, Inc.* .....................................        82,364
                                                                    -----------
                                                                        189,164
                                                                    -----------
            TOYS--.8%
   4,500    Mattel Inc. .........................................       174,938
                                                                    -----------
            TRANSPORTATION--1.0%
   1,200    Burlington Northern Santa Fe Co. ....................       114,000
   2,000    Textron Inc. ........................................       115,626
                                                                    -----------
                                                                        229,626
                                                                    -----------
            Total Common Stocks
            (Cost $17,620,944) ..................................    20,645,348
                                                                    -----------
PRINCIPAL
  AMOUNT    SHORT-TERM CORPORATE NOTES--15.8%
---------
$575,000    Bell Atlantic Network Funding Co.,
              5.60%, 11/14/97 ...................................       573,837
 500,000    Cooperative Association of Tractor Dealers Inc.,
              5.57%, 11/6/97 ....................................       499,613
 620,000    Ford Motor Credit Company,
              5.60%, 11/13/97 ...................................       618,843
 310,000    GTE Corporation,
              5.62%, 11/4/97 ....................................       309,855
 575,000    McDonald's Corp.,
              5.57%, 11/5/97 ....................................       574,644
 500,000    Triple-A One Plus Funding Corp.,
              5.57%, 11/4/97 (a) ................................       499,768
 550,000    USAA Capital Corporation,
              5.55%, 11/6/97 ....................................       549,576
                                                                    -----------
            Total Short-Term Corporate Notes
              (Cost $3,626,136) .................................     3,626,136
                                                                    -----------
Total Investments
  (Cost $21,247,080) (b) ...............................   105.9%    24,271,484
Liabilities In Excess of Other Assets ..................    (5.9)    (1,349,413)
                                                           -----    -----------
Net Assets .............................................   100.0%   $22,922,071
                                                           =====    ===========

  * Non-income producing security.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At October 31, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,247,080, amounted to $3,024,404 which consisted of aggregate gross unrealized appreciation of $3,334,666 and aggregate gross unrealized depreciation of $310,262.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period


                                                                                                            FROM
                                                                                                      NOVEMBER 8, 1993
                                                                                                        (COMMENCEMENT
                                                                 YEAR ENDED OCTOBER 31,                OF  OPERATIONS)
                                                       -----------------------------------------       TO OCTOBER 31,
                                                         1997            1996             1995             1994(I)
                                                       --------        --------         --------      ----------------
Net asset value, beginning of period ..............    $   9.32        $  11.65         $  10.38         $  10.00
                                                       --------        --------         --------         --------
Net investment income (loss) ......................       (0.02)(ii)      (0.01)           (0.01)           (0.03)
Net realized and unrealized gain on investments ...        2.65            0.91             3.59              .41
                                                       --------        --------         --------         --------
     Total from investment operations .............        2.63            0.90             3.58              .38
Distributions from net realized gains .............       (1.17)          (3.23)           (2.31)              --
                                                       --------        --------         --------         --------
Net asset value, end of period ....................    $  10.78        $   9.32         $  11.65         $  10.38
                                                       ========        ========         ========         ========
Total Return ......................................        28.8%            8.2%            37.1%             3.8%
                                                       ========        ========         ========         ========
Ratios and Supplemental Data:
     Net assets, end of period (000's omitted) ....    $ 22,922        $ 11,325         $ 13,042         $  9,365
                                                       ========        ========         ========         ========
     Ratio of expenses to average net assets ......        1.13%           1.07%(iii)       1.11%(iii)       1.26%(iii)
                                                       ========        ========         ========         ========
     Ratio of net investment income (loss) to
        average net assets ........................        (.22%)          (.09%)           (.18%)           (.29%)
                                                       ========        ========         ========         ========
     Portfolio Turnover Rate ......................      159.38%         142.83%          133.42%          103.79%
                                                       ========        ========         ========         ========
     Average Commission Rate Paid .................    $  .0718        $  .0716
                                                       ========        ========


  (i) Ratios have been annualized; total return has not been annualized.

 (ii) Amount was computed based on average shares outstanding during the year.

(iii) Reflects total expenses, including custody fees offset by earnings credits resulting from balances left on deposit. The expense ratio net of earnings credits would have been 1.06% and 1.08% for the years ended October 31, 1996 and 1995, respectively. The expense ratio for the period ended October 31, 1994 has been reduced to reflect the effect of custody fees offset by earnings credits.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ALGER SMALL CAP RETIREMENT PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
The Alger Small Cap Retirement Portfolio invests in small, fast-growing companies that offer innovative products, services, or technologies to a rapidly expanding marketplace.

--------------------------------------------------------------------------------
$10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION NOVEMBER 8, 1993
--------------------------------------------------------------------------------

[CHART]

[The following table represents a graph in the printed piece]

                  Alger          Russell
                  Small          2000
                  Cap            Growth
                  Retirement     Index

11/8/93           10000          10000
10/31/94          10830          10600
10/31/95          17999          12064
10/31/96          19654          13679
10/31/97          23388          16565

ENDING VALUE
ALGER SMALL CAP RETIREMENT:
$23,388

ENDING VALUE
RUSSELL 2000 GROWTH INDEX:
$16,565

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Small Cap Retirement Portfolio and the Russell 2000 Growth Index on November 8, 1993, the inception date of the Alger Small Cap Retirement Portfolio. The figures for the Alger Small Cap Retirement Portfolio and the Russell 2000 Growth Index, an unmanaged index of common stocks, include reinvestment of dividends.

--------------------------------------------------------------------------------
PERFORMANCE COMPARISON THROUGH OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                 AVERAGE ANNUAL RETURN
                                                    SINCE INCEPTION
                                 1 YEAR                 11/8/93
                                 -------------------------------------
     ALGER SMALL CAP
     RETIREMENT PORTFOLIO        19.00%                  23.79%

     RUSSELL 2000 GROWTH INDEX   21.17%                  13.52%
                                 -------------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

--------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS

October 31, 1997

 SHARES     COMMON STOCKS--95.2%                                       VALUE
 ------                                                                -----
            AEROSPACE--1.8%
  19,300    Aviall Inc.* ........................................   $   258,137
  12,500    Wyman Gordon Co.* ...................................       301,563
                                                                    -----------
                                                                        559,700
                                                                    -----------
            APPAREL--6.8%
  12,000    Brylane Inc.* .......................................       521,256
   6,500    Jones Apparel Group Inc.* ...........................       330,688
   7,700    Mens Wearhouse Inc.* ................................       298,375
   6,000    Nautica Enterprises Inc.* ...........................       159,750
   7,600    St. John Knits Inc. .................................       305,429
   6,300    Tommy Hilfiger Corporation* .........................       249,247
   4,700    Warnaco Group Inc. Cl. A ............................       132,775
   6,800    Wolverine Worldwide Inc. ............................       149,600
                                                                    -----------
                                                                      2,147,120
                                                                    -----------
            AUTOMOTIVE EQUIPMENT & SERVICES--1.4%
  10,000    Avis Rent A Car Inc.* ...............................       274,380
   7,600    Keystone Automotive Ind. Inc.* ......................       168,150
                                                                    -----------
                                                                        442,530
                                                                    -----------
            BIO-TECHNOLOGY--3.1%
  10,000    DEKALB Genetics Corp. Cl. B .........................       358,750
  12,600    Genset ADR's * ......................................       239,400
   4,700    INCYTE Pharmaceuticals, Inc. * ......................       378,350
                                                                    -----------
                                                                        976,500
                                                                    -----------
            BUILDING & CONSTRUCTION--.5%
  13,000    Morrison Knudsen Corp.* .............................       152,750
                                                                    -----------
            BUSINESS SERVICES--.6%
   6,300    Pierce Leahy Corp.* .................................       176,400
                                                                    -----------
            COMMUNICATIONS--4.7%
   3,400    America Online Inc.* ................................       261,800
  10,000    Jacor Communications Inc.* ..........................       418,750
  15,000    Outdoor Systems, Inc.* ..............................       461,250
   8,200    Universal Outdoor Holdings Inc.* ....................       346,450
                                                                    -----------
                                                                      1,488,250
                                                                    -----------
            COMMUNICATION EQUIPMENT--6.5%
  13,600    Advanced Fibre Communications Inc.* .................       395,257
  17,400    Bay Networks Inc.* ..................................       550,275
  10,400    CIENA Corporation* ..................................       572,000
   8,000    MMC Networks Inc.* ..................................       175,000
   6,400    Tellabs, Inc.* ......................................       345,600
                                                                    -----------
                                                                      2,038,132
                                                                    -----------
            COMPUTER RELATED & BUSINESS EQUIPMENT--3.4%
  20,000    Electronics For Imaging Inc.* .......................       935,000
   4,300    Essex International Inc.* ...........................       142,438
                                                                    -----------
                                                                      1,077,438
                                                                    -----------
            COMPUTER SERVICES--6.2%
   2,500    Aris Corp.* 59,063
   5,100    Cambridge Technology Partners Inc.* .................       186,150
   4,500    Keane Inc.* .........................................       133,312
  14,900    QuickResponse Service Inc.* .........................       484,250
  24,650    Technology Solutions Co.* ...........................       776,475
  18,600    Transaction Network Services Inc.* ..................       309,225
                                                                    -----------
                                                                      1,948,475
                                                                    -----------
            COMPUTER SOFTWARE--8.6%
  11,400    CBT Group PLC ADS* ..................................       874,950
   7,000    Citrix Systems, Inc.* ...............................       514,065
   9,200    HBO & Company .......................................       400,200
   8,700    Saville Systems PLC ADR* ............................       519,825
  21,600    Structural Dynamics Research Corp.* .................       413,100
                                                                    -----------
                                                                      2,722,140
                                                                    -----------
            COMPUTER TECHNOLOGY--.8%
   7,400    Digital Microwave Corp.* ............................       266,400
                                                                    -----------
            CONSUMER PRODUCTS--1.5%
   9,400    Coleman Co. Inc.* ...................................       140,416
  19,300    Helen of Troy Ltd.* .................................       320,863
                                                                    -----------
                                                                        461,279
                                                                    -----------
            ENERGY & ENERGY SERVICES--.8%
   8,000    Hvide Marine Inc. Cl. A* ............................       264,000
                                                                    -----------
            FINANCIAL SERVICES--6.5%
   2,000    CMAC Investments Corp. ..............................       109,375
  23,400    E*TRADE Group, Inc.* ................................       722,475
  18,300    INMC Mortgage Holdings Inc. .........................       434,625
  21,000    Money Store Inc. (The) ..............................       595,875
  10,000    Sovereign Bancorp Inc. ..............................       177,500
                                                                    -----------
                                                                      2,039,850
                                                                    -----------
            FOODS & BEVERAGES--6.0%
  11,800    Earthgrains Company .................................       485,275
  15,300    Fine Host Corp.* ....................................       428,400
  16,800    Flowers Industries Inc. .............................       319,200
   3,300    Interstate Bakeries Corp. ...........................       210,787
   6,000    JP Foodservice Inc.* ................................       191,628
   6,000    Morningstar Group Inc.* .............................       256,500
                                                                    -----------
                                                                      1,891,790
                                                                    -----------
            FREIGHT--.6%
   5,000    Expeditors International of Washington Inc. .........       183,750
                                                                    -----------
            HEALTH CARE--3.0%
   8,200    Bergen Brunswig Corp. Cl. A .........................       328,517
   2,900    McKesson Corp. ......................................       311,208
  11,700    Omnicare, Inc. ......................................       325,412
                                                                    -----------
                                                                        965,137
                                                                    -----------
            INSURANCE--1.9%
   3,000    Enhance Financial Services Group Inc. ...............       158,439
   7,500    Vesta Insurance Group Inc. ..........................       435,937
                                                                    -----------
                                                                        594,376
                                                                    -----------
            LEISURE & ENTERTAINMENT--2.3%
  10,600    Cinar Films, Inc. Cl. B.* ...........................       412,075
  12,000    Family Golf Centers Inc.* ...........................       321,000
                                                                    -----------
                                                                        733,075
                                                                    -----------

--------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

October 31, 1997

 SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
 ------                                                                -----
            MEDICAL DEVICES--3.1%
  13,700    Biomet Inc. $ .......................................       341,651
  13,000    EndoSonics Corp.* ...................................       149,500
  10,650    ESC Medical Systems Ltd. ............................       418,013
   2,000    Mentor Corp. ........................................        72,876
                                                                    -----------
                                                                        982,040
                                                                    -----------
            MEDICAL SERVICES--3.7%
   3,600    Express Scripts Inc. Cl. A* .........................       202,950
  30,000    Hooper Holmes Inc. ..................................       442,500
   6,300    Lincare Holdings Inc.* ..............................       337,837
   4,100    Pediatrix Medical Group Inc.* .......................       173,225
                                                                    -----------
                                                                      1,156,512
                                                                    -----------
            OIL & GAS--1.8%
  12,800    Global Industries Ltd* ..............................       257,600
   5,000    Varco International Inc.* ...........................       304,690
                                                                    -----------
                                                                        562,290
                                                                    -----------
            PHARMACEUTICALS--2.9%
   6,800    Dura Pharmaceuticals, Inc.* .........................       328,950
  11,700    Elan Corp. PLC-ADR* .................................       583,538
                                                                    -----------
                                                                        912,488
                                                                    -----------
            POLLUTION CONTROL--1.5%
  12,827    USA Waste Services, Inc.* ...........................       474,599
                                                                    -----------
            PUBLISHING--.5%
   6,500    Big Flowers Press Holdings Inc.* ....................       143,000
                                                                    -----------
            RETAILING--3.9%
   7,500    Bed Bath & Beyond Inc.* .............................       238,125
  11,100    Genesco Inc.* .......................................       140,837
   4,700    Linens 'n Things Inc.* ..............................       168,909
  12,000    Michaels Stores Inc.* ...............................       360,756
  10,700    TJX Companies, Inc. .................................       316,988
                                                                    -----------
                                                                      1,225,615
                                                                    -----------
            SEMICONDUCTORS--6.1%
  14,600    Altera Corporation* .................................       647,875
  10,200    Linear Technology Corporation .......................       641,325
   4,900    Maxim Integrated Products, Inc.* ....................       324,625
   8,100    Microchip Technology Incroporated* ..................       322,987
                                                                    -----------
                                                                      1,936,812
                                                                    -----------
            SUPERMARKETS--2.3%
  12,000    Fred Meyer, Inc.* ...................................       342,756
  10,000    Whole Foods Market Inc.* ............................       392,500
                                                                    -----------
                                                                        735,256
                                                                    -----------
            TRANSPORATION--2.4%
  20,000    Coach USA Inc.* .....................................       595,000
   5,000    Knightsbridge Tankers Ltd. ..........................       150,000
                                                                    -----------
                                                                        745,000
                                                                    -----------
            Total Common Stocks
              (Cost $23,001,966) ................................    30,002,704
                                                                    -----------
PRINCIPAL
  AMOUNT    SHORT-TERM CORPORATE NOTES--.8%
---------
$150,000    Ford Motor Credit Company,
              5.60%, 11/13/97 ...................................       149,720
 100,000    McDonald's Corp.,
              5.57%, 11/5/97 ....................................        99,938
                                                                    -----------
            Total Short-Term Corporate Notes
              (Cost $249,658) ...................................       249,658
                                                                    -----------
Total Investments
  (Cost $23,251,624)(a)                                     96.0%    30,252,362
Other Assets In Excess of Liabilities                        4.0      1,246,932
                                                           -----    -----------
Net Assets                                                 100.0%   $31,499,294
                                                           =====    ===========

  * Non-income producing security.

(a) At October 31, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $23,251,624, amounted to $7,000,738 which consisted of aggregate gross unrealized appreciation of $7,343,736 and aggregate gross unrealized depreciation of $342,998.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period


                                                                                                            FROM
                                                                                                      NOVEMBER 8, 1993
                                                                                                        (COMMENCEMENT
                                                                 YEAR ENDED OCTOBER 31,                OF  OPERATIONS)
                                                       -----------------------------------------       TO OCTOBER 31,
                                                         1997            1996             1995             1994(I)
                                                       --------        --------         --------      ----------------
Net asset value, beginning of period ..............    $  17.87        $  17.92         $  10.83         $  10.00
                                                       --------        --------         --------         --------
Net investment income (loss) ......................       (0.10)          (0.05)           (0.07)           (0.07)
Net realized and unrealized gain on investments ...        3.13            1.72             7.23              .90
                                                       --------        --------         --------         --------
     Total from investment operations .............        3.03            1.67             7.16              .83
Distributions from net realized gains .............       (2.90)          (1.72)           (0.07)              --
                                                       --------        --------         --------         --------
Net asset value, end of period ....................    $  18.00        $  17.87         $  17.92         $  10.83
                                                       ========        ========         ========         ========
Total Return ......................................        19.0%            9.2%            66.2%             8.3%
                                                       ========        ========         ========         ========
Ratios and Supplemental Data:
     Net assets, end of period (000's omitted) ....    $ 31,499        $ 30,043         $ 23,002         $  9,513
                                                       ========        ========         ========         ========
     Ratio of expenses to average net assets ......        1.06%           1.05%(ii)        1.13%(ii)        1.47%(ii)
                                                       ========        ========         ========         ========
     Ratio of net investment income (loss) to
       average net assets .........................        (.62%)          (.54%)           (.73%)           (.80%)
                                                       ========        ========         ========         ========
     Portfolio Turnover Rate ......................      134.25%         182.49%          104.84%          186.76%
                                                       ========        ========         ========         ========
     Average Commission Rate Paid .................    $  .0701        $  .0629
                                                       ========        ========


 (i) Ratios have been annualized; total return has not been annualized.

(ii) Reflects total expenses, including custody fees offset by earnings credits resulting from balances left on deposit. The expense ratio net of earnings credits would have been 1.03% and 1.06% for the years ended October 31, 1996 and 1995, respectively. The expense ratio for the period ended October 31, 1994 has been reduced to reflect the effect of custody fees offset by earnings credits.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

The Alger MidCap Growth Retirement Portfolio invests in mid-sized companies.

--------------------------------------------------------------------------------
$10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION NOVEMBER 8, 1993
--------------------------------------------------------------------------------

[CHART]

[The following table represents a graph in the printed piece]

                  Alger          S&P
                  MidCap         MidCap
                  Growth         400
                  Retirement     Index

11/8/93           10000          10000
10/31/94          11660          10292
10/31/95          17968          12475
10/31/96          19088          14637
10/31/97          24544          19417

ENDING VALUE
ALGER MIDCAP GROWTH RETIREMENT:
$24,544

ENDING VALUE
S&P MIDCAP 400 INDEX:
$19,417

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger MidCap Growth Retirement Portfolio and the S&P MidCap 400 Index on November 8, 1993, the inception date of the Alger MidCap Growth Retirement Portfolio. Figures for the Alger MidCap Growth Retirement Portfolio and the S&P MidCap 400 Index, an unmanaged index of common stocks, include reinvestment of dividends.

--------------------------------------------------------------------------------
PERFORMANCE COMPARISON THROUGH OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                 AVERAGE ANNUAL RETURN
                                                    SINCE INCEPTION
                                 1 YEAR                 11/8/93
                                 -------------------------------------
     ALGER MIDCAP GROWTH
     RETIREMENT PORTFOLIO        28.58%                  25.30%

     S&P MIDCAP 400 INDEX        32.67%                  18.14%
                                 -------------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS

October 31, 1997

 SHARES     COMMON STOCKS--95.8%                                       VALUE
 ------                                                                -----
            AEROSPACE--4.4%
     900    AMR Corp.* ..........................................   $   104,794
   1,200    BE Aerospace Inc.* ..................................        33,750
   2,000    Continental Airlines Inc. Cl. B* ....................        86,500
   1,100    Sundstrand Corp. ....................................        59,812
                                                                    -----------
                                                                        284,856
                                                                    -----------
            APPAREL--2.1%
   1,200    Nautica Enterprises Inc.* ...........................        31,950
   2,700    Tommy Hilfiger Corporation* .........................       106,820
                                                                    -----------
                                                                        138,770
                                                                    -----------
            APPLIANCES & TOOLS--3.3%
   4,700    Sunbeam Corp. .......................................       212,970
                                                                    -----------
            BIO-TECHNOLOGY--1.6%
   4,100    BioChem Pharma Inc.* ................................       102,757
                                                                    -----------
            BUSINESS SERVICES--1.2%
   2,000    Paychex, Inc. .......................................        76,250
                                                                    -----------
            COMMUNICATIONS--.5%
     400    America Online Inc.* ................................        30,800
                                                                    -----------
            COMMUNICATION EQUIPMENT--6.3%
   1,000    Advanced Fibre Communications Inc.* .................        29,063
   1,900    Bay Networks Inc.* ..................................        60,088
   1,700    CIENA Corporation* ..................................        93,500
     900    Cisco Systems Inc.* .................................        73,828
   4,000    MMC Networks Inc.* ..................................        87,500
   1,100    Tellabs, Inc.* ......................................        59,400
                                                                    -----------
                                                                        403,379
                                                                    -----------
            COMPUTER RELATED & BUSINESS EQUIPMENT--2.2%
   3,000    Electronics For Imaging Inc.* .......................       140,250
                                                                    -----------
            COMPUTER SOFTWARE--5.4%
     500    Citrix Systems, Inc.* ...............................        36,719
   5,000    HBO & Company .......................................       217,500
   1,100    Parametric Technology Corporation* ..................        48,538
   1,000    Systems & Computer Technology Corp.* ................        43,125
                                                                    -----------
                                                                        345,882
                                                                    -----------
            CONGLOMERATE--1.4%
   2,362    Tyco International Ltd. .............................        89,165
                                                                    -----------
            CONSUMER PRODUCTS--1.7%
   3,750    CUC International Inc.* .............................       110,625
                                                                    -----------
            ENERGY & ENERGY SERVICES--4.7%
   2,100    Diamond Offshore Drilling Inc. ......................       130,725
   3,200    Nabors Industries Inc.* .............................       131,600
     800    Santa Fe International Corp. ........................        39,350
                                                                    -----------
                                                                        301,675
                                                                    -----------
            FINANCIAL SERVICES--7.7%
   1,800    E*TRADE Group, Inc.* ................................        55,575
   3,000    INMC Mortgage Holdings Inc. .........................        71,250
   7,700    Money Store Inc. (The) ..............................       218,488
   1,700    Paine Webber Group Inc. .............................        75,120
   2,200    Sovereign Bancorp Inc. ..............................        39,050
     800    Star Banc Corp. .....................................        39,250
                                                                    -----------
                                                                        498,733
                                                                    -----------
            HEALTH CARE--6.8%
   3,300    Bergen Brunswig Corp. Cl. A .........................       132,208
   2,000    Guidant Corp. .......................................       115,000
   1,200    McKesson Corp. ......................................       128,776
   2,300    Omnicare, Inc. ......................................        63,970
                                                                    -----------
                                                                        439,954
                                                                    -----------
            INDUSTRIAL EQUIPMENT--.5%
   1,000    Cal Dive International, Inc.* .......................        31,250
                                                                    -----------
            INSURANCE--2.1%
   2,200    MGIC Investment Corp. ...............................       132,689
            Leisure & Entertainment--5.7%
   2,000    Carnival Corporation Cl. A ..........................        97,000
   7,900    International Game Technology .......................       201,948
   2,600    Mirage Resorts, Incorporated* .......................        65,000
                                                                    -----------
                                                                        363,948
                                                                    -----------
            MEDICAL DEVICES--2.2%
   1,000    Biomatrix Inc.* .....................................        34,625
   2,900    Biomet Inc. .........................................        72,320
     800    Safeskin Corp.* .....................................        36,300
                                                                    -----------
                                                                        143,245
                                                                    -----------
            MEDICAL SERVICES--6.7%
   2,200    AmeriSource Health Corp. Cl. A* .....................       130,625
   2,200    Cardinal Health, Inc. ...............................       163,350
   1,400    PhyCor, Inc.* .......................................        32,288
   4,350    Quorum Health Group Inc.* ...........................       105,487
                                                                    -----------
                                                                        431,750
                                                                    -----------
            METALS--.5%
   1,000    Titanium Metals Corporation* ........................        31,250
                                                                    -----------
            OIL & GAS--1.7%
     800    EVI Inc.* ...........................................        51,350
   3,000    Global Industries Ltd.* .............................        60,375
                                                                    -----------
                                                                        111,725
                                                                    -----------
            PHARMACEUTICALS--1.9%
   2,500    Elan Corp. PLC-ADR* .................................       124,688
                                                                    -----------
            POLLUTION CONTROL--2.8%
   2,100    Allied Waste Industries Inc.* .......................        42,787
   3,750    USA Waste Services, Inc.* ...........................       138,750
                                                                    -----------
                                                                        181,537
                                                                    -----------
            REAL ESTATE--.6%
   1,200    Boston Properties, Inc.* ............................        38,400
                                                                    -----------
            RETAILING--7.7%
   1,200    BJS Wholesale Club Inc.* ............................        34,576
   3,000    Borders Group Inc.* .................................        77,814
   3,900    CompUSA Inc.* .......................................       127,725
   7,100    General Nutrition Companies, Inc. ...................       223,650
   1,300    Staples Inc.* .......................................        34,125
                                                                    -----------
                                                                        497,890
                                                                    -----------
            SEMICONDUCTORS--9.5%
   1,200    Adaptec, Inc.* ......................................        58,126
   4,300    Altera Corporation* .................................       190,813
   2,900    Linear Technology Corporation .......................       182,338
   1,900    Maxim Integrated Products, Inc.* ....................       125,875
     500    Texas Instruments, Incorporated .....................        53,344
                                                                    -----------
                                                                        610,496
                                                                    -----------

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

October 31, 1997

 SHARES   COMMON STOCKS (CONTINUED)                                    VALUE
 ------                                                                -----
            SEMICONDUCTOR CAPITAL EQUIPMENT--1.6%
   1,000    Applied Materials Inc.* .............................   $    33,375
   1,800    Teradyne, Inc.* .....................................        67,388
                                                                    -----------
                                                                        100,763
                                                                    -----------
            TOYS--.8%
   1,300    Mattel Inc. .........................................        50,538
                                                                    -----------
            TRANSPORTATION--2.2%
   4,700    Coach USA Inc.* .....................................       139,825
                                                                    -----------
            Total Common Stocks
              (Cost $5,307,040) .................................     6,166,060
                                                                    -----------
PRINCIPAL
  AMOUNT    SHORT-TERM CORPORATE NOTES--5.4%
---------
$250,000    McDonald's Corp.,
              5.57%, 11/5/97 ....................................       249,845
 100,000    Mitsui & Co. (USA) Inc.,
              5.51%, 11/6/97 ....................................        99,924
                                                                    -----------
            Total Short-Term Corporate Notes
              (Cost $349,769) ...................................       349,769
                                                                    -----------
Total Investments
  (Cost $5,656,809) (a) ................................   101.2%     6,515,829
Liabilities In Excess of Other Assets ..................    (1.2)       (80,386)
                                                           -----    -----------
Net Assets .............................................   100.0%   $ 6,435,443
                                                           =====    ===========

  * Non-income producing security.

(a) At October 31, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,656,809, amounted to $859,020 which consisted of aggregate gross unrealized appreciation of $958,213 and aggregate gross unrealized depreciation of $99,193.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period


                                                                                                            FROM
                                                                                                      NOVEMBER 8, 1993
                                                                                                        (COMMENCEMENT
                                                                 YEAR ENDED OCTOBER 31,                OF  OPERATIONS)
                                                       -----------------------------------------       TO OCTOBER 31,
                                                         1997            1996             1995             1994(I)
                                                       --------        --------         --------      ----------------
Net asset value, beginning of period ...............   $  14.48        $  16.34         $  11.66         $  10.00
                                                       --------        --------         --------         --------
Net investment income (loss) .......................       (.15)          (0.07)           (0.07)           (0.09)
Net realized and unrealized gain on investments ....       3.46            1.09             6.07             1.75
                                                       --------        --------         --------         --------
     Total from investment operations ..............       3.31            1.02             6.00             1.66
Distributions from net realized gains ..............      (6.43)          (2.88)           (1.32)            --
                                                       --------        --------         --------         --------
Net asset value, end of period .....................   $  11.36        $  14.48         $  16.34         $  11.66
                                                       ========        ========         ========         ========
Total Return .......................................       28.6%            6.2%            54.1%            16.6%
                                                       ========        ========         ========         ========
Ratios and Supplemental Data:
     Net assets, end of period (000's omitted) .....   $  6,435        $  9,726         $ 10,914         $  6,774
                                                       ========        ========         ========         ========
     Ratio of expenses to average net assets .......       1.31%           1.16%(ii)        1.23%(ii)        1.53%(ii)
                                                       ========        ========         ========         ========
     Ratio of net investment income (loss) to
       average net assets ..........................       (.79%)          (.45%)           (.69%)           (.89%)
                                                       ========        ========         ========         ========
     Portfolio Turnover Rate .......................     183.31%         170.21%          132.74%          134.06%
                                                       ========        ========         ========         ========
     Average Commission Rate Paid ..................   $  .0699        $  .0682
                                                       ========        ========

 (i) Ratios have been annualized; total return has not been annualized.

(ii) Reflects total expenses, including custody fees offset by earnings credits resulting from balances left on deposit. The expense ratio net of earnings credits would have been 1.14% and 1.16% for the years ended October 31, 1996 and 1995, respectively. The expense ratio for the period ended October 31, 1994 has been reduced to reflect the effect of custody fees offset by earnings credits.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

The Alger Capital Appreciation Retirement Portfolio focuses on companies with promising growth potential while using some special investment tools such as leveraging and options and futures transactions.

--------------------------------------------------------------------------------
$10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION NOVEMBER 8, 1993
--------------------------------------------------------------------------------

[CHART]

[The following table represents a graph in the printed piece]

                  Alger
                  Capital        S&P
                  Appreciation   500
                  Retirement     Index

11/8/93           10000          10000
10/31/94          10080          10410
10/31/95          15564          13162
10/31/96          16515          16333
10/31/97          20820          21579

ENDING VALUE
ALGER CAPITAL APPRECIATION RETIREMENT:
$20,820

ENDING VALUE
S&P 500 INDEX:
$21,579

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Capital Appreciation Retirement Portfolio and the S&P 500 Index on November 8, 1993, the inception date of the Alger Capital Appreciation Retirement Portfolio. Figures for the Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.

--------------------------------------------------------------------------------
PERFORMANCE COMPARISON THROUGH OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                  AVERAGE ANNUAL RETURN
                                                     SINCE INCEPTION
                                  1 YEAR                 11/8/93
                                  -------------------------------------
     ALGER CAPITAL APPRECIATION
     RETIREMENT PORTFOLIO         26.07%                  20.23%

     S&P 500 INDEX                32.11%                  21.31%
                                  -------------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS

October 31, 1997

   SHARES   COMMON STOCKS--95.2%                                        VALUE
   ------                                                               -----
            AEROSPACE--1.6%
   1,300    Sundstrand Corp. ....................................    $   70,687
                                                                     ----------
            APPLIANCES & TOOLS--2.0%
   2,000    Sunbeam Corp. .......................................        90,626
                                                                     ----------
            AUTOMOTIVE EQUIPMENT & SERVICES--1.2%
   2,000    Avis Rent A Car Inc.* ...............................        54,876
                                                                     ----------
            BROADCASTING--2.1%
   3,600    Westinghouse Electric Corp. .........................        95,177
                                                                     ----------
            COMMUNICATIONS--4.7%
     900    America Online Inc.* ................................        69,300
   2,000    Jacor Communications Inc.* ..........................        83,750
   1,700    WorldCom Inc.* ......................................        57,163
                                                                     ----------
                                                                        210,213
                                                                     ----------
            COMMUNICATION EQUIPMENT--10.9%
   1,600    Advanced Fibre Communications Inc. * ................        46,500
   2,700    Bay Networks Inc.* ..................................        85,388
   2,100    CIENA Corporation* ..................................       115,500
   1,600    Cisco Systems, Inc.* ................................       131,250
   3,000    MMC Networks Inc.* ..................................        65,625
     900    Tellabs, Inc.* ......................................        48,600
                                                                     ----------
                                                                        492,863
                                                                     ----------
            COMPUTER RELATED & BUSINESS EQUIPMENT--7.0%
   1,700    Compaq Computer Corporation* ........................       108,375
   3,000    Electronics For Imaging Inc.* .......................       140,250
     700    International Business Machines Corp. ...............        68,644
                                                                     ----------
                                                                        317,269
                                                                     ----------
            COMPUTER SERVICES--.5%
   1,400    Transaction Network Services Inc.* ..................        23,275
                                                                     ----------
            COMPUTER SOFTWARE--7.8%
   1,000    Citrix Systems, Inc.* ...............................        73,438
   1,400    HBO & Company .......................................        60,900
   1,100    Microsoft Corporation* ..............................       143,000
     750    Oracle Corp.* .......................................        26,836
     800    Saville Systems PLC-ADR* ............................        47,800
                                                                     ----------
                                                                        351,974
                                                                     ----------
            ENERGY & ENERGY SERVICES--5.1%
   1,900    Diamond Offshore Drilling Inc. ......................       118,275
     600    Nabors Industries Inc.* .............................        24,675
   1,000    Schlumberger Ltd. ...................................        87,500
                                                                     ----------
                                                                        230,450
                                                                     ----------
            FINANCIAL SERVICES--9.4%
   1,200    Bank of New York Inc. ...............................        56,476
   1,900    E*TRADE Group, Inc.* ................................        58,663
   1,200    Federal Home Loan Mortgage Corporation ..............        45,450
     700    First Union Corp. ...................................        34,344
     700    Household International Inc. ........................        79,275
   2,000    Money Store Inc. (The) ..............................        56,750
   1,980    Morgan Stanley, Dean Witter, Discover & Co. .........        97,020
                                                                     ----------
                                                                        427,978
                                                                     ----------
            HEALTH CARE--6.1%
   2,600    Guidant Corp. .......................................       149,500
   1,200    McKesson Corp. ......................................       128,776
                                                                     ----------
                                                                        278,276
                                                                     ----------
            INSURANCE--1.8%
     800    American International Group, Inc. ..................        81,650
                                                                     ----------
            LEISURE & ENTERTAINMENT--1.8%
   3,100    International Game Technology .......................        79,245
                                                                     ----------
            OIL & GAS--3.2%
   2,400    Halliburton Co. .....................................       143,100
                                                                     ----------
            PHARMACEUTICALS--14.0%
   1,500    Bristol Myers Squibb Co. ............................       131,625
   1,400    Elan Corp. PLC-ADR* .................................        69,825
   1,200    Eli Lilly & Company .................................        80,250
     500    Merck & Co., Inc. ...................................        44,625
     800    Pfizer Inc. .........................................        56,600
   1,900    Schering-Plough Corporation .........................       106,520
   1,000    Warner-Lambert Co. ..................................       143,188
                                                                     ----------
                                                                        632,633
                                                                     ----------
            POLLUTION CONTROL--2.5%
   3,100    USA Waste Services, Inc.* ...........................       114,700
                                                                     ----------
            RETAILING--4.6%
   2,400    Home Depot, Inc. ....................................       133,500
     900    Staples Inc.* .......................................        23,625
   1,400    Wal-Mart Stores Inc. ................................        49,175
                                                                     ----------
                                                                        206,300
                                                                     ----------
            SEMICONDUCTORS--7.7%
   3,100    Altera Corporation* .................................       137,562
   1,900    Linear Technology Corporation .......................       119,463
     700    Maxim Integrated Products, Inc.* ....................        46,375
     400    Texas Instruments, Incorporated .....................        42,675
                                                                     ----------
                                                                        346,075
                                                                     ----------
            SEMICONDUCTOR CAPITAL EQUIPMENT--1.2%
   1,500    Teradyne, Inc.* .....................................        56,156
                                                                     ----------
            Total Common Stocks
              (Cost $3,609, 271)                                      4,303,523
                                                                     ----------
Total Investments
  (Cost $3,609,271) (a) ................................    95.2%     4,303,523
Other Assets In Excess of Liabilities ..................     4.8        216,879
                                                           -----     ----------
Net Assets .............................................   100.0%    $4,520,402
                                                           =====     ==========

  * Non-income producing security.

(a) At October 31, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,609,271, amounted to $694,252 which consisted of aggregate gross unrealized appreciation of $758,947 and aggregate gross unrealized depreciation of $64,695.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO(i)
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period


                                                                                                              FROM
                                                                                                        NOVEMBER 8, 1993
                                                                                                          (COMMENCEMENT
                                                                  YEAR ENDED OCTOBER 31,                 OF  OPERATIONS)
                                                       -------------------------------------------       TO OCTOBER 31,
                                                         1997              1996             1995             1994(I)
                                                       --------          --------         --------      ----------------

Net asset value, beginning of period ...............   $    9.88         $   12.72        $   10.08        $   10.00
                                                       ---------         ---------        ---------        ---------
Net investment income (loss) .......................       (0.10)(iii)       (0.07)           (0.19)           (0.23)
Net realized and unrealized gain on investments ....        2.51              0.83             5.30             0.31
                                                       ---------         ---------        ---------        ---------
     Total from investment operations ..............        2.41              0.76             5.11             0.08
Distributions from net realized gains ..............       (2.59)            (3.60)           (2.47)              --
                                                       ---------         ---------        ---------        ---------
Net asset value, end of period .....................   $    9.70         $    9.88        $   12.72        $   10.08
                                                       =========         =========        =========        =========
Total Return .......................................        26.1%              6.1%            54.4%             0.8%
                                                       =========         =========        =========        =========
Ratios and Supplemental Data:
     Net assets, end of period (000's omitted) .....   $   4,520         $   6,703        $   8,116        $   5,251
                                                       =========         =========        =========        =========
     Ratio of expenses excluding interest to
       average net assets ..........................        1.47%             1.37%            1.43%            1.78%
                                                       =========         =========        =========        =========
     Ratio of expenses including interest to
       average net assets ..........................        1.62%             1.44%(iv)        2.70%(iv)        2.87%(iv)
                                                       =========         =========        =========        =========
     Ratio of net investment income (loss) to
       average net assets ..........................       (1.02%)           (0.94%)          (2.32%)          (2.53%)
                                                       =========         =========        =========        =========
Portfolio Turnover Rate ............................      159.56%           203.46%          188.53%          229.11%
                                                       =========         =========        =========        =========
Average Commission Rate Paid .......................   $   .0711         $   .0668               --               --
                                                       =========         =========        =========        =========
Amount of debt outstanding at end of period ........   $ 127,000                --        $ 302,600        $ 955,600
                                                       =========         =========        =========        =========
Average amount of debt outstanding during
  the period .......................................   $ 127,915         $  62,130        $ 939,600        $ 826,076
                                                       =========         =========        =========        =========
Average daily number of shares outstanding
  during the period ................................     511,947           595,051          565,805          515,270
                                                       =========         =========        =========        =========
Average amount of debt per share during
  the period .......................................   $     .25         $     .10        $    1.66        $    1.60
                                                       =========         =========        =========        =========

  (i) Prior to April 12, 1996, the Alger Capital Appreciation Retirement Portfolio was the Alger Defined Contribution Leveraged AllCap Portfolio.

 (ii) Ratios have been annualized; total return has not been annualized.

(iii) Amount was computed based on average shares outstanding during the period.

 (iv) Reflects total expenses, including custody fees offset by earnings credits resulting from balances left on deposit. The expense ratio net of earnings credits would have been 1.42% and 2.66% for the years ended October 31, 1996 and October 31, 1995, respectively. The expense ratio for the period ended October 31, 1994 has been reduced to reflect the effect of custody fees offset by earnings credits.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
STATEMENTS OF ASSETS AND LIABILITIES

October 31, 1997

                                                                                                MIDCAP         CAPITAL
                                                                  GROWTH        SMALL CAP       GROWTH      APPRECIATION
                                                                 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                -----------    -----------    -----------   ------------
ASSETS:
Investments in securities, at value (identified cost*)-
  see accompanying schedules of investments ................    $24,271,484    $30,252,362    $6,515,829    $4,303,523
Cash .......................................................         30,510        153,964        24,511        38,158
Receivable for investment securities sold ..................        728,226      1,214,407       151,555       579,279
Receivable for shares of beneficial interest sold ..........         81,787        120,359            --           260
Dividends receivable .......................................          3,834         15,120         2,221         1,060
Prepaid expenses and other assets ..........................          3,032          5,138         2,621         2,436
                                                                -----------    -----------    ----------    ----------
     Total Assets ..........................................     25,118,873     31,761,350     6,696,737     4,924,716
                                                                -----------    -----------    ----------    ----------

LIABILITIES:
Payable for investment securities purchased ................      2,147,396        213,775       240,820       255,594
Bank loan payable ..........................................             --             --            --       127,000
Interest payable ...........................................             --             --            --         3,237
Accrued investment management fees .........................         14,993         24,387         4,727         3,631
Accrued shareholder servicing fees .........................         12,855          2,903            --            --
Accrued expenses ...........................................         21,558         20,991        15,747        14,852
                                                                -----------    -----------    ----------    ----------
     Total Liabilities .....................................      2,196,802        262,056       261,294       404,314
                                                                -----------    -----------    ----------    ----------
NET ASSETS .................................................    $22,922,071    $31,499,294    $6,435,443    $4,520,402
                                                                ===========    ===========    ==========    ==========
Net Assets Consist of:
  Paid-in capital ..........................................    $16,862,074    $21,897,245    $3,339,270    $2,380,173
  Undistributed net investment income
    (accumulated loss) .....................................        (94,977)      (499,563)     (212,899)     (391,508)
  Undistributed net realized gain ..........................      3,130,570      3,100,874     2,450,052     1,837,485
  Net unrealized appreciation ..............................      3,024,404      7,000,738       859,020       694,252
                                                                -----------    -----------    ----------    ----------
NET ASSETS .................................................    $22,922,071    $31,499,294    $6,435,443    $4,520,402
                                                                ===========    ===========    ==========    ==========
Shares of beneficial interest outstanding--Note 6 ..........      2,126,098      1,749,538       566,452       466,080
                                                                ===========    ===========    ==========    ==========
NET ASSET VALUE PER SHARE ..................................    $     10.78    $     18.00    $    11.36    $     9.70
                                                                ===========    ===========    ==========    ==========
*Identified cost ...........................................    $21,247,080    $23,251,624    $5,656,809    $3,609,271
                                                                ===========    ===========    ==========    ==========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
STATEMENTS OF OPERATIONS

For the year ended October 31, 1997

                                                                                                MIDCAP         CAPITAL
                                                                  GROWTH        SMALL CAP       GROWTH      APPRECIATION
                                                                 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                -----------    -----------    -----------   ------------

INVESTMENT INCOME
Income:
  Dividends ................................................    $  116,827     $   64,118     $   20,326     $   30,235
  Interest .................................................        49,091         65,130         18,726          1,619
                                                                ----------     ----------     ----------     ----------
    Total income ...........................................       165,918        129,248         39,052         31,854
                                                                ----------     ----------     ----------     ----------

Expenses:
  Management fees--Note 3(a) ...............................       136,841        251,536         59,911         44,688
  Shareholder servicing fees ...............................        19,990          6,813             --             --
  Interest on line of credit utilized--Note 5 ..............            --             --             --          8,295
  Custodian fees ...........................................        11,342         12,597         10,686          6,346
  Transfer agent fees--Note 3(c) ...........................         2,500          2,500          2,500          2,500
  Shareholder reports ......................................        10,664         16,549          4,086          3,000
  Professional fees ........................................         8,515          8,515          8,515          8,515
  Trustees' fees ...........................................         6,000          6,000          6,000          6,000
  Miscellaneous ............................................         9,922          8,666          6,509          5,983
                                                                ----------     ----------     ----------     ----------
   Total Expenses ..........................................       205,774        313,176         98,207         85,327
                                                                ----------     ----------     ----------     ----------
NET INVESTMENT (LOSS) ......................................       (39,856)      (183,928)       (59,155)       (53,473)
                                                                ----------     ----------     ----------     ----------
REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:

  Net realized gain on investments .........................     3,114,186      2,873,373      2,320,462      1,541,633
  Net change in unrealized appreciation (depreciation)
    on investments .........................................     1,425,496      2,392,360       (384,563)      (303,678)
  Net realized and unrealized gain (loss)
    on investments .........................................     4,539,682      5,265,733      1,935,899      1,237,955
                                                                ----------     ----------     ----------     ----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................................    $4,499,826     $5,081,805     $1,876,744     $1,184,482
                                                                ==========     ==========     ==========     ==========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO

STATEMENT OF CASH FLOWS
For the year ended October 31, 1997

INCREASE (DECREASE) IN CASH:
Cash flows from operating activities:
  Dividends received .....................................................................   $    30,137
  Interest received ......................................................................         1,619
  Interest paid ..........................................................................        (5,058)
  Operating expenses paid ................................................................       (76,090)
  Purchase of investment securities ......................................................    (8,611,423)
  Proceeds from disposition of investment securities .....................................    11,867,948
  Other ..................................................................................           431
                                                                                             -----------
    Net cash provided by operating activities ............................................     3,207,564
                                                                                             -----------

Cash flows from financing activities:
  Dividends paid .........................................................................    (1,016,205)
  Proceeds from shares sold and dividends reinvested .....................................     1,392,705
  Payments on shares redeemed ............................................................    (3,737,678)
  Increase in bank loan payable ..........................................................       127,000
                                                                                             -----------
    Net cash used in financing activities ................................................    (3,234,178)
                                                                                             -----------
Net decrease in cash .....................................................................       (26,614)
Cash--beginning of year ..................................................................        64,772
                                                                                             -----------
Cash--end of year ........................................................................   $    38,158
                                                                                             ===========
RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
  Net increase in net assets resulting from operations ...................................   $ 1,184,482
  Decrease in investments ................................................................     3,641,280
  Increase in receivable for investment securities sold ..................................      (158,034)
  Increase in dividends receivable .......................................................           (98)
  Decrease in payable for investment securities purchased ................................      (226,719)
  Net realized gain on investments .......................................................    (1,541,633)
  Net decrease in unrealized appreciation on investments .................................       303,678
  Increase in accrued expenses and other liabilities .....................................         3,478
  Net decrease in other assets ...........................................................         1,130
                                                                                             -----------
    Net cash provided by operating activities ............................................   $ 3,207,564
                                                                                             ===========


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

For the year ended October 31, 1997

                                                                                                MIDCAP         CAPITAL
                                                                  GROWTH        SMALL CAP       GROWTH      APPRECIATION
                                                                 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                -----------    -----------    -----------   ------------
Net investment loss ........................................    $   (39,856)   $  (183,928)   $   (59,155)   $  (53,473)
Net realized gain on investments ...........................      3,114,186      2,873,373      2,320,462     1,541,633
Net change in unrealized appreciation (depreciation)
  on investments ...........................................      1,425,496      2,392,360       (384,563)     (303,678)
                                                                -----------    -----------    -----------    ----------
  Net increase in net assets resulting
    from operations ........................................      4,499,826      5,081,805      1,876,744     1,184,482
Dividends to Shareholders:
  Net realized gains .......................................     (1,975,055)    (4,300,802)    (2,483,218)   (1,016,205)
Net increase (decrease) from shares of beneficial
  interest transactions--Note 6 ............................      9,072,144        675,556     (2,684,006)   (2,351,246)
                                                                -----------    -----------    -----------    ----------
    Total increase (decrease) ..............................     11,596,915      1,456,559     (3,290,480)   (2,182,969)
Net Assets:
  Beginning of year ........................................     11,325,156     30,042,735      9,725,923     6,703,371
                                                                -----------    -----------    -----------    ----------
  End of year ..............................................    $22,922,071    $31,499,294    $ 6,435,443    $4,520,402
                                                                ===========    ===========    ===========    ==========
Undistributed net investment income (accumulated loss) .....    $   (94,977)   $  (499,563)   $  (212,899)   $ (391,508)
                                                                ===========    ===========    ===========    ==========

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

For the year ended October 31, 1996

                                                                                                MIDCAP         CAPITAL
                                                                  GROWTH        SMALL CAP       GROWTH      APPRECIATION
                                                                 PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO*
                                                                -----------    -----------    -----------   ------------
Net investment loss ........................................    $   (10,182)   $  (142,689)   $   (45,315)   $  (64,933)
Net realized gain on investments ...........................      1,959,971      4,416,600      2,505,853     1,069,584
Net change in unrealized (depreciation)
  on investments ...........................................       (897,060)    (1,945,398)    (1,800,673)     (565,660)
                                                                -----------    -----------    -----------    ----------
    Net increase in net assets resulting from operations ...      1,052,729      2,328,513        659,865       438,991
Dividends to Shareholders:
  Net realized gains .......................................     (2,895,406)    (2,507,225)    (1,618,472)   (1,765,311)
Net increase (decrease) from shares of beneficial
  interest transactions--Note 6 ............................        126,096      7,219,881       (229,799)      (86,328)
                                                                -----------    -----------    -----------    ----------
    Total increase (decrease) ..............................     (1,716,581)     7,041,169     (1,188,406)   (1,412,648)
Net Assets:
  Beginning of year ........................................     13,041,737     23,001,566     10,914,329     8,116,019
                                                                -----------    -----------    -----------    ----------
  End of year ..............................................    $11,325,156    $30,042,735    $ 9,725,923    $6,703,371
                                                                ===========    ===========    ===========    ==========
Undistributed net investment income (accumulated loss) .....    $   (55,121)   $  (315,635)   $  (153,744)   $ (338,035)
                                                                ===========    ===========    ===========    ==========


*Prior to April 12, 1996, the Alger Capital Appreciation Retirement Portfolio was the Alger Defined Contribution Leveraged AllCap Portfolio.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS

NOTE 1--General:

     The Alger Retirement Fund (the "Fund"), is a diversified, open-end registered investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company and currently issues four classes of shares of beneficial interest --Growth Portfolio, Small Cap Portfolio, MidCap Growth Portfolio and Capital Appreciation Portfolio (the "Portfolios"). The investment objective of each Portfolio is long-term capital appreciation. Each Portfolio seeks to achieve its objective by investing primarily in equity securities.

NOTE 2--Significant Accounting Policies:

     (a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

     Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

     Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

     (b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

     (c) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date. With respect to all Portfolios, dividends from net investment income and dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

     (d) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

     (e) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them. Organizational expenses are being amortized from the date operations commenced over a five year period.

     (f) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--Investment Management Fees and Other Transactions with
Affiliates:

     (a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of Investment Management Agreements (the "Agreements") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

           Growth Portfolio ...........................   .75%
           Small Cap Portfolio ........................   .85
           MidCap Growth Portfolio ....................   .80
           Capital Appreciation Portfolio .............   .85

     (b) BROKERAGE COMMISSIONS: During the year ended October 31, 1997, the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc."), the Fund's distributor, commissions of $56,533, $63,778, $26,573 and $15,415, respectively, in connection with securities transactions.

     (c) TRANSFER AGENT FEES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the year ended October 31, 1997, each Portfolio incurred fees of $2,500 for services provided by Alger Services.

     (d) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Alger Services. At October 31, 1997, Alger Management and its affiliates owned 817,802 shares, 303,901 shares, 566,452 shares and 464,863 shares of the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio, respectively.

NOTE  4--Securities  Transactions:

     The following summarizes the securities transactions by the Fund, other than short-term securities, for the year ended October 31, 1997:

                                                      PURCHASES         SALES
                                                     -----------     -----------
Growth Portfolio .................................   $31,943,298     $26,892,275
Small Cap Portfolio ..............................    37,930,914      42,395,948
MidCap Growth Portfolio ..........................    13,017,155      18,387,634
Capital Appreciation Portfolio ...................     8,384,704      12,019,719

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 5--Lines of Credit:

     The Capital Appreciation Portfolio has lines of credit with banks whereby it may borrow up to 1/3 of the value of its assets, as defined, up to a maximum of $45,000,000. Such borrowings have variable interest rates and are payable on demand. For the year ended October 31, 1997, the Portfolio had borrowings which averaged $127,915 at a weighted average interest rate of 6.40%.

NOTE 6--Share Capital:

     The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four classes of shares.

     During the year ended October 31, 1997, transactions of shares of beneficial interest were as follows:

                                     SHARES         AMOUNT
                                   ---------     -----------
Growth Portfolio
  Shares sold                      1,343,787     $13,575,916
  Dividends reinvested               192,126       1,975,054
                                   ---------     -----------
                                   1,535,913      15,550,970
  Shares redeemed                   (624,471)     (6,478,826)
                                   ---------     -----------
  Net increase                       911,442     $ 9,072,144
                                   =========     ===========
Small Cap Portfolio
  Shares sold                        617,566     $11,165,492
  Dividends reinvested               268,632       4,300,803
                                   ---------     -----------
                                     886,198      15,466,295
  Shares redeemed                   (817,952)    (14,790,739)
                                   ---------     -----------
  Net increase                        68,246     $   675,556
                                   =========     ===========
MidCap Growth Portfolio
  Shares sold                         21,594     $   305,835
  Dividends reinvested               246,596       2,483,217
                                   ---------     -----------
                                     268,190       2,789,052
  Shares redeemed                   (373,350)     (5,473,058)
                                   ---------     -----------
  Net decrease                      (105,160)    $(2,684,006)
                                   =========     ===========
Capital Appreciation Portfolio
  Shares sold                         35,643     $   370,227
  Dividends reinvested               111,426       1,016,205
                                   ---------     -----------
                                     147,069       1,386,432
  Shares redeemed                   (359,545)     (3,737,678)
                                   ---------     -----------
  Net decrease                      (212,476)    $(2,351,246)
                                   =========     ===========

     During the year ended October 31, 1996, transactions of shares of beneficial interest were as follows:

                                     SHARES         AMOUNT
                                   ---------     -----------
Growth Portfolio
  Shares sold                         61,014     $   717,882
  Dividends reinvested               315,748       2,895,406
                                   ---------     -----------
                                     376,762       3,613,288
  Shares redeemed                   (281,860)     (3,487,192)
                                   ---------     -----------
  Net increase                        94,902     $   126,096
                                   =========     ===========
Small Cap Portfolio
  Shares sold                        567,108     $10,311,184
  Dividends reinvested               138,215       2,507,225
                                   ---------     -----------
                                     705,323      12,818,409
  Shares redeemed                   (307,294)     (5,598,528)
                                   ---------     -----------
  Net increase                       398,029     $ 7,219,881
                                   =========     ===========
MidCap Growth Portfolio
  Shares sold                         50,525     $   813,902
  Dividends reinvested               111,850       1,618,472
                                   ---------     -----------
                                     162,375       2,432,374
  Shares redeemed                   (158,661)     (2,662,173)
                                   ---------     -----------
  Net increase (decrease)              3,714     $  (229,799)
                                   =========     ===========
Capital Appreciation Portfolio
  Shares sold                         53,444     $   588,689
  Dividends reinvested               179,584       1,765,311
                                   ---------     -----------
                                     233,028       2,354,000
  Shares redeemed                   (192,540)     (2,440,328)
                                   ---------     -----------
  Net increase (decrease)             40,488     $   (86,328)
                                   =========     ===========

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of The Alger Retirement Fund:

     We have  audited the  accompanying  statements  of assets and  liabilities, including the schedules of investments, of The Alger Retirement Fund (a Massachusetts business trust comprising, respectively, the Alger Growth Retirement Portfolio, Alger Small Cap Retirement Portfolio, Alger MidCap Growth Retirement Portfolio, and Alger Capital Appreciation Retirement Portfolio) as of October 31, 1997, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period ended October 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger Retirement Fund as of October 31, 1997, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period ended October 31, 1994, in conformity with generally accepted accounting principles.

                                               ARTHUR ANDERSEN LLP

New York, New York
December 12, 1997